Note 21 - Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21	Assets held for sale

	Note	2020	2019	January 1, 2019
Non-current assets held for sale
Eagle Vulture, Mascot & Penzance	21.1	500	–	–
Sale of subsidiary	21.2	–	–	296

21.1	Eagle Vulture, Mascot and Penzance

Farvic Consolidated Mines (Pvt) Ltd (“Farvic”) requested permission from the Company to perform drilling on the Eagle Vulture, Mascot and Penzance orebodies to obtain an understanding of the technical feasibility and commercial viability of Eagle Vulture, Mascot and Penzance in
2019.
Farvic later expressed their interest in buying Eagle Vulture, Mascot and Penzance in late
2020.
Management evaluated the proposition and a price was determined in
November
of
2020.
On
February 24, 2021
Farvic and the Group concluded the sale contract at
$500
and Blanket relinquished all rights to the properties.

The assets were available for sale in their condition in
December 2020
and therefore met the criteria to be classified as held for sale.

Management determined the fair value as
$500
at
December 31, 2020,
as this was the lower of the fair value less cost to sell and the carrying amount. The carrying amount of Eagle Vulture, Mascot and Penzance, before impairment, at
December 31, 2020
was
$3,430
and it was classified as an Exploration and evaluation asset. The write down resulted in an impairment expense of
$2,930.

21.2	Sale of subsidiary

On
May 31, 2018
the Group entered into an amended share sale agreement with SH Mineral Investments Proprietary Limited (“SH Minerals”) to sell the shares and claims of Eersteling Gold Mining Company Limited (“Eersteling”), a South African subsidiary previously consolidated as part of the Group, that has been on care and maintenance since
1997.
The amended share sale agreement allowed for a purchase price of
$3,000
which would be settled by
three
payments of
$1,000
payable on the completion date,
12
and
18
months after the completion date. On
January 31, 2019
all suspensive conditions for the sale were met and the Group transferred the registered and beneficial ownership of Eersteling to SH Minerals. During
2020
$900
(
2019:
$1,000
) was received as payment towards the purchase price. A further
$340
was received in
February 2021.
Management believes that the remainder of the deferred consideration is recoverable.

Details of the disposal are as follows:

2019

Carrying amounts of net assets over which control was lost:
Non-current assets
Property, plant and equipment	227

Current assets
Trade and other receivables	84
Total assets	311

Non-current liabilities
Rehabilitation provision	650

Current liabilities
Trade and other payables	8
Total liabilities	658

Consideration receivable:
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953

Profit on sale of subsidiary:
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	5,409